SCHEDULE OF RELATIONSHIP OF RELATED PARTIES (Details) (Parenthetical)	Dec. 31, 2025
Linsun Smart Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Equity ownership percentage	10.00%
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Equity ownership percentage	13.00%